Short-Term Loans and Long-Term Debt (Aggregate Annual Maturities of Long-Term Debt Outstanding) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt and Capital Lease Obligations, Including Current Maturities [Abstract]
2021	¥ 345,774
2022	868
2023	702
2024	434
2025	231
Thereafter	2,599
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 350,608	¥ 358,574